Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition:
Trade payables	$ 1,291	$ 2,210
Checks payable	24	11
Total Trade Payables	$ 1,315	$ 2,221